Interest and Financing Service Fees on Loans (Details) - Schedule of interest and fees income costs	12 Months Ended
Dec. 31, 2020 CNY (¥)
Interest and Financing Service Fees on Loans (Details) - Schedule of interest and fees income costs [Line Items]
Interest and financing service fees on loans	¥ 1,828,687,910
Interests on deposits with banks	16,133,918
Interest expense on interest-bearing borrowings	(731,315,365)
Net interest and fees income	1,113,506,463
Collaboration cost for sales partners	(415,104,428)
Net interest and fees income after collaboration cost	698,402,035
Provision for credit losses	(277,586,423)
Net interest and fees income after provision for credit losses	420,815,612
Traditional Facilitation Model [Member]
Interest and Financing Service Fees on Loans (Details) - Schedule of interest and fees income costs [Line Items]
Interest and financing service fees on loans	695,645,512
Interests on deposits with banks	3,877,845
Interest expense on interest-bearing borrowings	(256,597,312)
Net interest and fees income	442,926,045
Collaboration cost for sales partners
Net interest and fees income after collaboration cost	442,926,045
Provision for credit losses	(130,589,189)
Net interest and fees income after provision for credit losses	312,336,856
Collaboration Model [Member]
Interest and Financing Service Fees on Loans (Details) - Schedule of interest and fees income costs [Line Items]
Interest and financing service fees on loans	1,133,042,398
Interests on deposits with banks	12,256,073
Interest expense on interest-bearing borrowings	(474,718,053)
Net interest and fees income	670,580,418
Collaboration cost for sales partners	(415,104,428)
Net interest and fees income after collaboration cost	255,475,990
Provision for credit losses	(146,997,234)
Net interest and fees income after provision for credit losses	¥ 108,478,756